7. CAPITAL STOCK	6 Months Ended
Jun. 30, 2015
Quarterly Report
7. CAPITAL STOCK

NOTE 7 - CAPITAL STOCK

The Company is currently authorized to issue 21 Series A preferred shares at $1.00 par value per share with 1:1 conversion and voting rights. As of June 30, 2015, there were 0 shares of Series A preferred shares issued and outstanding.

The Company is currently authorized to issue 200,000,000 shares of its common stock at $0.001 par value per share. As of June 30, 2015, there were 44,505,238 shares of common stock issued and outstanding and 857,000 shares of common stock to be issued.

On March 18, 2014, the Company entered into a Plan of Reorganization with its shareholders in which the following was effected: (i) on March 21, 2014, the Company’s Certificate of Incorporation was amended to allow for the authorization of 200,000,000 shares of the Company’s common stock; (ii) on March 24, 2014, each of the Company’s preferred shareholders converted their shares into common stock on a one for one basis; and (iii) on March 24, 2014, each of the Company’s shareholders surrendered their shares of the Company’s common stock in exchange for the pro-rata distribution of 36,000,000 newly issued shares of Company’s common stock, based on the percentage of the total shares of common stock held by the shareholder immediately prior to the exchange (the “Exchange”).

On January 1, 2014, the Company’s directors and officers exercised all of the then outstanding 72.06 stock options and acquired 72.06 shares of common stock at $1 per share. These 72.06 shares of common stock were exchanged for 21,954,160 shares of common stock during the Exchange.

On March 18, 2014, immediately prior to the Exchange, the Company converted $4,358 accrued dividends from Series A preferred shares into 0.513 shares of common stock, which was exchanged for 156,293 shares of common stock during the Exchange.

On March 24, 2014, the Company issued 2,059,000 shares of common stock in exchange for $205,900 cash.

On June 4, 2014, the Company issued 250,000 shares of common stock to Vincent “Tripp” Keber valued at $0.10 per share in exchange for his services on the Company’s Board of Directors for three years under the 2014 Equity Incentive Plan (“2014 Plan”). These shares had a fair market value of $25,000, of which $2,055 and $4,110 was amortized during the quarter and six months ended June 30, 2015, respectively.

On June 4, 2014, the Company issued 250,000 shares of common stock under the 2014 Plan to Ean Seeb valued at $0.10 per share in exchange for his services on the Company’s Board of Directors for three years. These shares had a fair market value of $25,000, of which $2,055 and $4,110 was amortized during the quarter and six months ended June 30, 2015, respectively.

On June 4, 2014, the Company issued 250,000 shares of common stock under the 2014 Plan to Sebastian Stant valued at $0.10 per share in exchange for his services as the Company’s Lead Web Developer for one year. These shares had a fair market value of $25,000, of which $4,452 and 10,616 was amortized during the quarter and six months ended June 30, 2015, respectively.

On May 1, 2014, the Company issued 100,000 shares of common stock under the 2014 Plan to Jesus Quintero valued at $0.10 per share in exchange for his services as the Company’s Chief Financial Officer for one year. These shares had a fair market value of $10,000, of which $849 and $3,315 was amortized during the quarter and six months ended June 30, 2015, respectively.

From September 15, 2014 to March 11, 2015, we completed an offering of $866,000 of our securities to certain accredited and non-accredited investors consisting of 1,732,000 shares of our common stock at $0.50 per share. As of June 30, 2015, all 1,732,000 shares of common stock had been issued.

On March 3, 2015, MassRoots entered into an investment banking relationship with Chardan Capital Markets, LLC. Under the terms of the agreement, MassRoots shall pay Chardan a non-refundable retainer of 200,000 common shares and pay a commission equal to: (a) an aggregate cash fee equal to four percent (4%) of the gross proceeds received from the sale of common stock; and (b) an aggregate restricted stock fee equal to eight percent (8.0%) of the aggregate number of shares of common stock sold in the offering.

From January 1 to March 31, 2015, the Company issued 230,000 shares of common stock to five employees and consultants under our 2014 Employee Stock Option Program.

During April 2015, the Company issued 960,335 shares of common stock in exchange for $576,200 cash.

On April 28, 2015, the Company entered into a consulting agreement with Torrey Hills Capital. Under the terms of the agreement, Torrey Hills Capital is to receive 75,000 shares of common stock and $5,000 per month for setting-up non-deal roadshows for the Company.

On May 12, 2015, the Company entered into a consulting agreement with Caro Capital. Under the terms of the agreement, Caro is to receive 200,000 shares of common stock and $2,000 per month for setting-up non-deal roadshows for the Company for a period of one year.

On June 15, 2015, the Company entered into a consulting agreement with Demeter Capital. Under the terms of the agreement, Demeter Capital is to receive 100,000 shares of common stock for consulting services. The 100,000 shares have not been issued as of June 30, 2015 and were recorded as common stock to be issued.

In June 2015, the Company signed agreements to issue 607,335 shares of common stock in exchange for $455,500 cash. The 607,335 shares have not been issued as of June 30, 2015 and were recorded as common stock to be issued.

During the second quarter of 2015, the Company issued 1,686,341 shares of common stocks and received $300,936 due to the exercise of warrants. As of June 30, 2015, 1,536,341 shares of common stock had been issued from these exercises. The remaining 150,000 shares have not been issued as of June 30, 2015 and were recorded as common stock to be issued.

During the second quarter of 2015, the Company issued 654,050 shares of common stock which previously were classified as common stock to be issued on March 31, 2015.